RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Professional fees expense	$ 841	$ 311
Capital stock issuance costs	1,776	5,049
Management fees	574	437
Remuneration and short-term benefits paid	1,052	863
Remuneration	1,963	1,587
Share-based compensation	1,461	2,845
Amounts receivable, related party transactions	123	263
Koffman Kalef, LLP [Member]
Disclosure of transactions between related parties [line items]
Professional fees expense	307	125
Capital stock issuance costs	113	236
Amounts payable, related party transactions	25	99
Goldsource Mines Inc. [Member]
Disclosure of transactions between related parties [line items]
Services received, related party transactions	99	159
Amounts receivable, related party transactions	$ 26	28
Interest rate	1.00%
Recorded as exploration and evaluation expenditures [Member]
Disclosure of transactions between related parties [line items]
Management fees	$ 432	225
Chief Executive Officer (CEO) [Member] | Recorded as exploration and evaluation expenditures [Member]
Disclosure of transactions between related parties [line items]
Management fees	574	442
Share-based compensation	838	1,587
Share based compensation for vested portion of options granted to related parties	583	951
Exploration and technical services expenses	255	636
President [Member] | Recorded as exploration and evaluation expenditures [Member]
Disclosure of transactions between related parties [line items]
Remuneration and short-term benefits paid	447	327
Chief Financial Officer (CFO) [Member] | Recorded as exploration and evaluation expenditures [Member]
Disclosure of transactions between related parties [line items]
Remuneration and short-term benefits paid	447	327
Share-based compensation	838	1,587
Share based compensation for vested portion of options granted to related parties	583	951
Exploration and technical services expenses	255	636
Chief Operating Officer (COO) [Member] | Recorded as exploration and evaluation expenditures [Member]
Disclosure of transactions between related parties [line items]
Remuneration and short-term benefits paid	447	327
Share-based compensation	838	1,587
Share based compensation for vested portion of options granted to related parties	583	951
Exploration and technical services expenses	255	636
Vice President ("VP") [Member] | Recorded as exploration and evaluation expenditures [Member]
Disclosure of transactions between related parties [line items]
Share-based compensation		1,587
Officers [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	$ 97	263
Interest rate	2.00%
Immediate family member of CEO [Member] | Employee providing technical services [Member]
Disclosure of transactions between related parties [line items]
Remuneration	$ 145	118
Share-based compensation	86	99
Immediate family member of CEO [Member] | Recorded as exploration and evaluation expenditures [Member] | Employee providing technical services [Member]
Disclosure of transactions between related parties [line items]
Remuneration	116	114
Share-based compensation	69	94
Immediate family member of CEO [Member] | Expensed [Member] | Employee providing technical services [Member]
Disclosure of transactions between related parties [line items]
Remuneration	29	4
Share-based compensation	$ 17	$ 5